2. Basis of preparation of the consolidated financial statements (Details) $ in Thousands	Dec. 31, 2019 ARS ($)
Assets
Property, plant and equipment	$ 10,490,386
Intangible assets	6,094,377
Other non-financial assets	37,177
Trade and other receivables, net	751,875
Total	17,373,815
Liabilities
Other loans and borrowings	(8,429,947)
Compensation and employee benefits liabilities	(9,028)
Total	(8,438,975)
Total identifiable net assets measured at fair value	$ 8,934,840